Parent Only Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income:
Interest on loans									$ 19,441	$ 20,812	$ 22,725
Total Income	8,263	8,600	8,940	9,590	9,916	10,161	10,345	10,652	35,393	41,074	44,940
Non-interest expenses	3,682	3,426	3,382	3,421	3,387	3,042	3,246	3,864	13,911	13,539	13,814
Income tax (benefit)	805	688	950	984	939	1,106	1,139	991	3,427	4,175	4,876
Net Income	1,528	1,514	1,748	1,820	1,935	2,082	2,069	1,791	6,610	7,877	8,812
Parent Company [Member]
Income:
Dividends from subsidiary										8,000	6,000
Interest on loans									223	253	280
Interest on securities									101	148	142
Total Income									324	8,401	6,422
Non-interest expenses									592	841	737
(Loss) Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary									(268)	7,560	5,685
Income tax (benefit)									(90)	(150)	(106)
(Loss) Income before Equity in Undistributed Earnings of Subsidiary									(178)	7,710	5,791
Equity in undistributed earnings of subsidiary									6,788	167	3,021
Net Income									$ 6,610	$ 7,877	$ 8,812